CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 261,576,666	$ 85,174,884
Cost of goods sold	(218,480,009)	(63,250,363)
Gross Profit	43,096,657	21,924,521
Selling expenses	(13,231,094)	(6,281,768)
General and administrative expenses	(8,222,182)	(3,627,860)
Total Operating Expense	(21,453,276)	(9,909,628)
Operating income	21,643,381	12,014,893
Interest income	42,159	17,505
Interest expense	(805,601)	(341,555)
Non-operating income	(180,294)	(18,174)
Total Other Expense	(943,736)	(342,224)
Income from continuing operations before income taxes	20,699,645	11,672,669
Income taxes	(184,384)	913,785
Income from continuing operations	20,515,261	12,586,454
Loss from discontinued operations, net of income taxes	(3,891,830)	(756,480)
Net income	16,623,431	11,829,974
Net loss attributable to noncontrolling interests:
Net loss from continuing operations	38,673	0
Net loss from discontinued operations	1,101,255	0
Total net loss attributable to noncontrolling interests	1,139,928	0
Net income attributable to Deyu Agriculture Corp.	17,763,359	11,829,974
Preferred stock dividends	(427,917)	(327,721)
Net income available to common stockholders	17,335,442	11,502,253
Foreign currency translation gain	2,751,687	1,363,322
Comprehensive income	20,087,129	12,865,575
Less: Other comprehensive income attributable to noncontrolling interests	(130,653)	0
Comprehensive income attributable to Deyu Agriculture Corp.	19,956,475	12,865,575
Amounts attributable to common stockholders:
Net income from continuing operations, net of income taxes	20,126,017	12,258,733
Discontinued operations, net of income taxes	(2,790,575)	(756,480)
Net income attributable to common stockholders	$ 17,335,442	$ 11,502,253
Net income attributable to common stockholders per share - basic:
Income from continuing operations (in dollars per share)	$ 1.91	$ 1.45
Loss from discontinuing operations (in dollars per share)	$ (0.27)	$ (0.09)
Net income attributable to common stockholders (in dollars per share)	$ 1.64	$ 1.36
Net income attributable to common stockholders per share - diluted:
Income from continuing operations (in dollars per share)	$ 1.64	$ 1.23
Loss from discontinuing operations (in dollars per share)	$ (0.22)	$ (0.07)
Net income attributable to common stockholders (in dollars per share)	$ 1.42	$ 1.16
Weighted average number of common shares outstanding - basic	10,522,432	8,445,880
Weighted average number of common shares outstanding - diluted	12,497,164	10,249,041